Label	Element	Value	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate		Feb. 22, 2013
Dunham High-Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		4.50%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		0.84%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		0.25%
Other Expenses	rr_OtherExpensesOverAssets		0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		1.39%
1 Year	rr_ExpenseExampleYear01		$ 585
3 Years	rr_ExpenseExampleYear03		870
5 Years	rr_ExpenseExampleYear05		1,176
10 Years	rr_ExpenseExampleYear10		2,043
1 Year	rr_AverageAnnualReturnYear01		7.28%
5 Years	rr_AverageAnnualReturnYear05		6.04%
Life of Fund	rr_AverageAnnualReturnSinceInception		4.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jan. 03, 2007
Dunham High-Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		0.84%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		0.75%
Other Expenses	rr_OtherExpensesOverAssets		0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		1.89%
1 Year	rr_ExpenseExampleYear01		192
3 Years	rr_ExpenseExampleYear03		594
5 Years	rr_ExpenseExampleYear05		1,021
10 Years	rr_ExpenseExampleYear10		2,212
1 Year	rr_AverageAnnualReturnYear01		11.74%
5 Years	rr_AverageAnnualReturnYear05		6.51%
Life of Fund	rr_AverageAnnualReturnSinceInception		5.46%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jul. 01, 2005
Dunham High-Yield Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther		none
Redemption Fee	rr_RedemptionFeeOverRedemption		none
Exchange Fee	rr_ExchangeFeeOverRedemption		none
Management Fees	rr_ManagementFeesOverAssets		0.84%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		none
Other Expenses	rr_OtherExpensesOverAssets		0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets		1.14%
1 Year	rr_ExpenseExampleYear01		116
3 Years	rr_ExpenseExampleYear03		362
5 Years	rr_ExpenseExampleYear05		628
10 Years	rr_ExpenseExampleYear10		1,386
Annual Return 2006	rr_AnnualReturn2006		7.58%
Annual Return 2007	rr_AnnualReturn2007		1.74%
Annual Return 2008	rr_AnnualReturn2008		(22.38%)
Annual Return 2009	rr_AnnualReturn2009		36.91%
Annual Return 2010	rr_AnnualReturn2010		14.56%
Annual Return 2011	rr_AnnualReturn2011		3.81%
Annual Return 2012	rr_AnnualReturn2012		12.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel		the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate		Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn		12.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel		the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate		Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn		(17.55%)
1 Year	rr_AverageAnnualReturnYear01		12.64%
5 Years	rr_AverageAnnualReturnYear05		7.32%
Life of Fund	rr_AverageAnnualReturnSinceInception		6.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate		Jul. 01, 2005
Dunham High-Yield Bond Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		10.52%
5 Years	rr_AverageAnnualReturnYear05		4.72%
Life of Fund	rr_AverageAnnualReturnSinceInception		3.84%	[3]
Dunham High-Yield Bond Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		8.15%
5 Years	rr_AverageAnnualReturnYear05		4.66%
Life of Fund	rr_AverageAnnualReturnSinceInception		3.87%	[3]
Dunham High-Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading		Dunham High-Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading		Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock		The Fund seeks to provide a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock		with capital appreciation as a secondary goal.
Expense [Heading]	rr_ExpenseHeading		Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 99 of the Fund's Prospectus and in How to Buy and Sell Shares on page 98 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts		You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount		$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent		Management Fees have been restated to reflect a new contractual Fulcrum Fee and new performance benchmark.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees		The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading		Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading		Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Sub-Adviser seeks to achieve the Fund's investment objectives by investing primarily in lower-rated (generally rated BB and B), and unrated, higher-risk corporate bonds of any maturity. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in debt securities and convertible securities rated below investment grade (rated BB+ or lower) by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as "high-yield" or "junk" bonds, and in unrated debt securities determined by the Sub-Adviser to be of comparable quality. The Fund's Sub-Adviser selects investments and attempts to reduce risk through portfolio diversification, credit analysis and attention to current developments in economic conditions. In general, the Sub-Adviser buys high-yield securities that provide high current income that it believes possess attractive risk/reward characteristics. The Sub-Adviser measures a security's risk/reward ratio by its yield and expected probability of default when compared to a peer group of securities with similar credit risk. It sells securities when they no longer meet the buy criteria and when an issuer's credit fundamentals deteriorate.

Risk [Heading]	rr_RiskHeading		Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of Fund debt securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, are speculative investments that generally have more credit risk than higher-rated securities. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading		Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns		The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone		(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		www.dunham.com
Bar Chart [Heading]	rr_BarChartHeading		Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock		During the periods shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.55% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading		Dunham High-Yield Bond Fund AVERAGE ANNUAL TOTAL RETURN
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads		The Class A sales charge is reflected in the average annual total return table.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred		If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown		After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham High-Yield Bond Fund | BofA ML High-Yield Bond Cash Pay Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		15.43%
5 Years	rr_AverageAnnualReturnYear05		9.90%
Life of Fund	rr_AverageAnnualReturnSinceInception		8.61%	[3]

[1]	Management Fees have been restated to reflect a new contractual Fulcrum Fee and new performance benchmark.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's Class C and Class N shares commenced operations on July 1, 2005. The Fund's Class A shares commenced operations on January 3, 2007.